LONG-TERM COMMITMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LONG-TERM COMMITMENTS
Total contractual obligation assumed	R$ 13,488,327	R$ 12,429,229